Debt - Additional Information (Detail)	12 Months Ended		1 Months Ended						12 Months Ended	1 Months Ended				5 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended					1 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Nov. 10, 2011 Senior Secured Notes USD ($)	Nov. 10, 2011 Original Term Loan Senior Secured Notes	Jun. 07, 2011 6.25% Convertible Debenture USD ($)	Jun. 07, 2011 6.25% Convertible Debenture Minimum	Jun. 21, 2010 6.75% Convertible Debentures USD ($)	Jun. 21, 2010 6.75% Convertible Debentures CAD	Jun. 30, 2013 6.75% Convertible Debentures CAD	Nov. 02, 2012 7.5% Convertible Debentures CAD	Nov. 10, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures CAD	Nov. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2013 7.5% Convertible Debentures CAD	Jun. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2011 7.5% Convertible Debentures CAD	Oct. 03, 2012 7.5% Convertible Debentures	Feb. 27, 2013 Third Amended And Restated Credit Agreement USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Maximum USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement London Interbank Offered Rate (LIBOR)	Feb. 27, 2013 Third Amended And Restated Credit Agreement United States USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Canada USD ($)	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans Minimum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Base Rate Loans Maximum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Eurodollar Loans Minimum	Jun. 30, 2013 Third Amended And Restated Credit Agreement Eurodollar Loans Maximum	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment USD ($)
Debt Instrument [Line Items]
Debt instrument maturity description																														The amendment extended the maturity date (previously due February 4, 2016) to February 27, 2018 or if earlier, 90 days prior to the maturity
Maturity date																														Feb. 27, 2018	Feb. 04, 2016
Initial line of credit facility																							$ 110,000,000	$ 45,000,000						$ 155,000,000	$ 140,000,000
Margin reduction on interest payments																			0.50%
Deferred financing cost write off																			300,000
Borrowing availability under the credit agreement																				75,500,000
Additional borrowings commitments	139,890,000	202,508,000																			100,000,000
Senior notes			35,000,000
Senior notes additional year term			5 years
Maturity date			Nov. 10, 2016	Dec. 14, 2011	Jun. 30, 2018		Jun. 30, 2015	Jun. 30, 2015				Oct. 31, 2014	Oct. 31, 2014
Fixed coupon rate			4.246%	5.941%
Interest base rate																									3.25%
Debt instrument interest rate																										0.50%	1.25%	1.75%	2.50%
Debt instrument interest rate					6.25%		6.75%	6.75%				7.50%	7.50%							4.10%		0.2756%
Price per debenture					1,000			1,000					1,000
Proceeds from issuance of convertible debentures					60,000,000		48,200,000	50,000,000			6,400,000	42,100,000	45,000,000
Convertible debenture conversion price					$ 9.50				7.25						5.15
Shares of common stock into which each $1,000 principal amount of notes may convert					105.2632				137.9310						194.1748
Principal amount of each convertible note					1,000				1,000						1,000
Debt instrument redemption date					Jun. 30, 2014				Jun. 30, 2013						Oct. 31, 2012			Nov. 02, 2012
Consecutive trading days					20 days				20 days						20 days
Debt conversion premium percentage						125.00%			125.00%						125.00%
Option to purchase additional Convertible Debentures													6,700,000
Convertible debenture converted										300,000				22,400,000		3,400,000	25,700,000
Shares issued upon conversion of convertible debenture														4,347,368		656,297	4,985,420
Debentures outstanding purchase price, percentage	101.00%